Revenue and government financing for research expenditures - Disclosure of Revenue from Collaboration and Licensing Agreements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	€ 2,787	€ 12,622	€ 51,901
Proceeds from collaboration and licensing agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	620	10,505	50,725
of which monalizumab agreement - AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	220	4,404	9,499
of which IPH5201 agreement - AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	0	0	0
of which preclinical molecules agreement - AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	0	0	0
of which Sanofi agreement 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	0	4,000	2,000
of which Sanofi agreement 2022 - ANKET IPH62 - Recognition of license initial payment and income related to the completion of work in line with the joint research program
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	400	401	18,873
of which Sanofi agreement 2022 - ANKET IPH67 -Recognition of license initial payment and income related to the progress of related research program
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	0	1,700	15,800
of which Takeda agreement 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements		0	4,553
Invoicing of research and development costs (IPH5201)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	1,666	2,060	1,165
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements	€ 501	€ 56	€ 11